Alger Capital Appreciation Fund Expense Example, No Redemption - Class A C Shares [Member] - Alger Capital Appreciation Fund - Class C	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 208
Expense Example, No Redemption, 3 Years	643
Expense Example, No Redemption, 5 Years	1,103
Expense Example, No Redemption, 10 Years	$ 2,379